UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—November 30, 2022

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2022
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	10
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief toward the close of the period, the 12 months ended November 30, 2022, were a volatile, challenging time for financial markets. Vanguard New Jersey Long-Term Tax-Exempt Fund returned –10.06% for Investor Shares and –9.99% for Admiral Shares. These results trailed the fund’s benchmark, the Bloomberg NJ Municipal Bond Index, which returned –8.87%.
•	The economic backdrop deteriorated early in the fiscal year as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bond prices and increased fears of a recession.
•	Municipal bonds were not immune to the run-up in Treasury yields, and the muni market experienced significant cash outflows. As a whole, however, their fundamentals remained solid, and they fared better than the taxable bond market.
•	The fund’s overweight positions in hospital and university bonds detracted. Underweighting transportation bonds helped performance.
•	The advisor lengthened the fund’s duration late in the period, detracting from returns.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-10.66%	10.56%	10.69%
Russell 2000 Index (Small-caps)	-13.01	6.44	5.45
Russell 3000 Index (Broad U.S. market)	-10.80	10.28	10.33
FTSE All-World ex US Index (International)	-11.40	2.23	1.86
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-12.91%	-2.56%	0.24%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.64	-0.77	1.40
FTSE Three-Month U.S. Treasury Bill Index	1.16	0.64	1.19
CPI
Consumer Price Index	7.11%	5.00%	3.83%

Advisor’s Report
For the 12 months ended November 30, 2022, Vanguard New Jersey Long-Term Tax-Exempt Fund returned –10.06% for Investor Shares and –9.99% for Admiral Shares. The fund trailed its benchmark, the Bloomberg NJ Municipal Bond Index, which returned –8.87%.
The fund’s 30-day SEC yield increased 251 basis points to 3.89% for Admiral Shares. (A basis point is one hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, the fund did not own such securities.
The investment environment
The fiscal year was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel, and staple food prices soared.

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2021	November 30, 2022
2 years	0.24%	2.59%
5 years	0.61	2.65
10 years	1.07	2.75
30 years	1.55	3.57
Source: Vanguard.

Although energy prices eventually began to cool amid slowing economic growth and the U.S. government released some of its strategic oil reserves to boost supply, price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3.75 percentage points over eight months.
That created a challenging environment for bonds. Muni yields rose sharply even as the credit profile of many issuers remained solid overall. With muni returns turning negative, investors pulled large amounts of cash out of the asset class, which put more pressure on muni prices. The U.S. muni market as a whole, as measured by the Bloomberg Municipal Bond Index, returned about –9% for the 12 months.
State budget and credit environment
New Jersey adopted a $50.6 billion budget for fiscal 2023 by the June 30 deadline on a bipartisan basis. The budget reflects a 9% increase from fiscal 2022 and is balanced through reserves, which were bolstered by significant federal support and higher-than-expected revenues.
The budget forecasts a surplus of $6.8 billion, which is about 13% of total expenditures and significantly higher than the 10-year average of 3%. For pensions, the budget fully funds the state’s actuarially determined contribution at 100% for the second time in more than two decades. Although no additional sources of revenue were adopted, revenue performance remains strong, outpacing the prior two years, and the state can trim expenditures from subsequent budgets if necessary. However, the state will be challenged in the future to include new sustainable sources of revenue or expenditure cuts to offset continued growth in long-term liabilities.
Under the American Rescue Plan Act of 2021, New Jersey received $6.2 billion, and its larger municipalities received another $3.6 billion. The state has allocated about $2.4 billion of its portion to pandemic-relief efforts, including enhanced special education, rental and utility assistance, Level I trauma centers, school improvements, and expanded child care. The allocation includes a $200 million fund that the governor is authorized to use unilaterally in amounts not to exceed $10 million.
Each of the three major rating agencies upgraded New Jersey’s credit ratings during the fiscal year. The upgrades in March—to A2 from Moody’s and to A– from Standard & Poor’s—were those firms’ first upward revision for the state in two decades. In September, Fitch upgraded its rating to A from A–. All three agencies maintain positive outlooks on the state. The upgrades and outlooks reflect the state’s improved financial profile following pandemic-related challenges and the responsible governance displayed through the state’s commitments to fully fund pensions, maintain satisfactory reserves, and reduce debt.
Federal stimulus and high vaccination rates have helped the state’s recovery from the pandemic. Unemployment of 3.5% in October was at the pre-pandemic low and slightly below the national level. Financially, the state has increased reserves significantly to provide flexibility for potential declines in revenues given the inflationary environment and a potential recession; however, high long-term liabilities weigh on future performance.
Although the state exhibits a diverse economy in the central Northeast Corridor and has high resident wealth and education levels, the cost of living and doing business is very high. New Jersey has one of the highest property taxes in the nation and a large foreclosure inventory concentrated mainly in the southern section of the state. In addition, a pattern of outmigration, particularly among college graduates and retirees, could limit future economic performance and revenue growth. On the positive side, there has been a recent trend of movement to the suburbs from New York City, with many areas citing significant increases in property values. Statewide, the population has grown 5.5% since 2010.
The state typically issues debt between September and January following the finalization of the annual budget and before the budget process begins for the upcoming fiscal year. In 2022, the state issued about $2.1 billion in new debt to fund transportation projects in January, October, and November. About $600 million was issued to help finance the Portal Bridge replacement project, the first step in the Gateway project to improve reliability and resiliency for rail transportation in the Northeast Corridor. Another $1.5 billion was issued for transportation projects in two separate tranches. These larger deals were well-received by investors, and Vanguard participated in all bond issues.
Management of the fund
The main driver of the fund’s underperformance was its longer duration relative to its benchmark index. We were defensively positioned early in the period in the expectation that rates would rise and spreads would decompress. That positioning included a duration similar to the benchmark’s, which is generally shorter than the fund’s because it includes municipals across the maturity spectrum. Although that worked out well during the first wave of rate increases, our duration drifted longer as relative valuations improved, a stance that weighed on performance as the Fed continued raising rates.
Early in the period, we were lighter than we typically are on credit exposure but still carried more than the benchmark. Therefore, the widening in credit spreads that took place dampened the fund’s relative performance.

In the second half of the fiscal year, we seized opportunities to cycle out of shorter-call bonds and into bonds with a call of closer to 10 years because they offer a better convexity profile, which will position the fund to capture more upside price performance in the future.
In terms of liquidity, the fund was well-prepared going into 2022. With the Fed having been expected to initiate a hiking cycle, and with municipal valuations at rich levels, we didn’t predict the magnitude of outflows that occurred, but we had increased our liquidity buffer in anticipation that some investors could head for the exits.
Outlook
Although the bond market may continue to see volatility if, as expected, the Fed enacts more rate hikes in the coming year, today’s higher yields mean munis can offer more of a cushion against further price declines.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person likely will lead to a global recession in 2023. Although we had upgraded the portfolio’s credit quality because of that outlook, we are open to opportunistically increasing our credit exposure given the widening in spreads that has taken place. At the same time, we are favoring some sectors that tend to be more defensive in downturns.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.
Adam M. Ferguson, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 15, 2022

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2022
	Beginning Account Value 5/31/2022	Ending Account Value 11/30/2022	Expenses Paid During Period
Based on Actual Fund Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$982.20	$0.84
Admiral™ Shares	1,000.00	982.60	0.45
Based on Hypothetical 5% Yearly Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

New Jersey Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2012, Through November 30, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
New Jersey Long-Term Tax-Exempt Fund Investor Shares	-10.06%	1.92%	2.53%	$12,842
Bloomberg NJ Municipal Bond Index	-8.87	2.21	2.53	12,837
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	12,161

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
New Jersey Long-Term Tax-Exempt Fund Admiral Shares	-9.99%	2.01%	2.62%	$64,748
Bloomberg NJ Municipal Bond Index	-8.87	2.21	2.53	64,186
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	60,804
See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2022
Under 1 Year	6.7%
1 - 3 Years	3.1
3 - 5 Years	3.4
5 - 10 Years	14.1
10 - 20 Years	41.9
20 - 30 Years	27.6
Over 30 Years	3.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

New Jersey Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.3%)
New Jersey (90.7%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/23	150	151
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	168
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	180
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	207
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	220
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	242
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	227
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	179
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	183
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	182
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	186
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	154
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,117
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	266
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	803
[2]	Atlantic City NJ GO	5.000%	3/1/37	920	966
[2]	Atlantic City NJ GO	5.000%	3/1/42	410	426
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	129
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	131
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	133
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	188
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	273
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	221
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	306
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	388
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	272
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	694
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	339

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	289
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	568
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	494
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,093
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,670	1,526
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	4,846
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,229
	Atlantic County NJ GO	2.000%	6/1/35	1,160	887
	Atlantic County NJ GO	2.000%	6/1/38	785	559
	Atlantic County NJ GO	2.000%	6/1/39	1,310	916
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,369
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,350
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,334
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/33	1,000	1,064
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	621
	Burlington NJ GO	3.000%	5/1/33	1,745	1,637
	Burlington NJ GO	3.000%	5/1/34	1,790	1,643
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/52	1,325	1,387
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	3,075	3,189
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,000	975
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,000	2,821
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	12,666
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,511
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,520
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	3,826
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,088
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,514
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,010
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,658
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,381
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,277
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	554
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	535
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	81

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	723
	Camden County NJ GO	3.000%	3/1/33	550	519
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,069
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,586
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	3,048
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,549
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,496
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	121
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,091
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	6,930	7,039
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,498
[1]	Clifton Board of Education GO	2.000%	8/15/41	7,780	5,400
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,301
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	800
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	5,498
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	367
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	537
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	427
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	615
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	626
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	892
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	681
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	354
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	347
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,319
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	471
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	798
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	162
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	498
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/40	1,575	1,402
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	704
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/50	2,750	2,296
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	925
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	3,925	3,205
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	796
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,022
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	188
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	192
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	272
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	269
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	296

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	603
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	620
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	644
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	667
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,050	993
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,600	1,472
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	3,900	3,585
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	2,861
	Essex County NJ GO	2.000%	9/1/33	1,905	1,589
	Essex County NJ GO	3.000%	8/15/34	1,495	1,432
	Essex County NJ GO	3.000%	8/15/35	1,600	1,499
	Essex County NJ GO	3.000%	8/15/36	1,880	1,733
	Essex County NJ GO	2.000%	9/1/36	1,250	943
	Essex County NJ GO	2.000%	9/1/37	2,035	1,478
	Essex County NJ GO	4.000%	9/1/42	1,340	1,348
	Essex County NJ GO	4.000%	9/1/43	1,440	1,447
	Essex County NJ GO	4.000%	9/1/46	1,000	1,002
	Essex County NJ GO	2.000%	9/1/47	3,900	2,352
	Essex County NJ GO	4.000%	9/1/47	1,440	1,442
	Essex County NJ GO	4.000%	9/1/48	860	861
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,154
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,129
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,203
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,863
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	5,050	5,548
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,333
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,049
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	1,866
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,389
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	304
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,259
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	386
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,094
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	1,732
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,320
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	636
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	240	234
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	930	970

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/46	1,000	958
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	1,500	1,410
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,282
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	725	733
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	640	645
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	578
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	1,956
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,144
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,135
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,472
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,776
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,460
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,000	1,838
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	2,000	1,805
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	2,000	1,774
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	2,000	1,733
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	2,000	1,697
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	2,000	1,660
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	4,500	4,451
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	6,500	6,235
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	18,500	17,389
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,485
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,370	1,419
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,343
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,413
	Hudson County NJ GO	2.000%	11/15/35	1,000	774
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,474
	Hudson County NJ GO	2.125%	11/15/37	1,000	748
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,128
	Hudson County NJ GO	2.375%	11/15/39	1,000	742
	Hudson County NJ GO	2.375%	11/15/40	1,000	729
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	0.980%	12/1/22	10,000	10,000
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	1.010%	12/1/22	5,210	5,210
	Jersey City NJ GO	5.000%	11/1/31	510	557
	Jersey City NJ GO	5.000%	11/1/33	415	451
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,050
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,195
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,076

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,526
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	1,000	1,053
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,632
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,675
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,736
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,219
[2]	Lindenwold Boro School District GO	4.000%	2/1/45	1,760	1,718
[2]	Lindenwold Boro School District GO	4.000%	2/1/46	1,807	1,763
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,472
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/51	3,000	2,955
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,837
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	51
	Monmouth County NJ GO	5.000%	7/15/34	580	653
	Monmouth County NJ GO	5.000%	7/15/34	1,350	1,521
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,213
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	960
	Monroe Township Board of Education/Middlesex County GO, Prere.	5.000%	3/1/25	3,000	3,156
	Monroe Township NJ GO	5.000%	1/15/29	425	476
	Monroe Township NJ GO	5.000%	1/15/30	440	500
	Monroe Township NJ GO	5.000%	1/15/31	450	510
	Monroe Township NJ GO	5.000%	1/15/32	450	508
	Monroe Township NJ GO	5.000%	1/15/33	460	518
	Montgomery Township NJ GO	4.000%	8/1/40	1,050	1,065
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,075
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	631
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	894
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,184
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,565
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,620
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,500	2,626
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,482
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,054
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	110
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	110	110
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,541
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,534
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	9,354
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,155	7,456
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	3,685	3,791

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	2,610	2,574
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	2,785
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	1,705
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	680
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,507
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	6,790	7,047
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,335
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	3,000	3,025
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	9,650
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	5,060	5,154
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,292
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,023
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,640
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,458
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,285	2,058
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	200	201
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,225
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	4,145	4,296
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	470	487
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	455	471
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,661
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,376
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,778
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	6,083
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,225	1,173
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	344
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	353
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,465	2,487
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,091

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	654
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	690
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	10,202
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	8,909
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	1,954
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,235
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	260	258
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	4,455
[6]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.860%	12/1/22	1,900	1,900
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	1,040	1,052
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,250	2,327
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	266
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,566
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,695	3,947
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,149
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	1,877
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,280	6,400
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	377
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,121
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	2,914
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,051
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	3,250	3,087
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/40	4,630	4,788
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,096
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	2,000	2,046
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	644
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,105
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,605	5,695
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	950

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,083
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	3,730
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	87
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,110
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	1,923
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	1,848
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,643
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,262
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,128
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,545
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	6,031
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	6,851
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,475
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	133
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	3,053
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	478
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	375
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	991
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,137
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	320
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	249
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	518
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	601
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,160
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	509
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,204
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,765
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,493
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,266

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	289
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,098
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,982
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,294
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,414
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,998
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	450
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	10,367
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	393
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,670
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,444
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,278
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	443
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	99
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,563
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,993
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	997
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,665
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,435
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	875
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,552
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	80
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	596
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,540
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,204
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	953
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,811
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	768
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,389

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	2,190	2,300
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,285
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,853
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,151
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,372
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	976
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,065
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	819
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,501
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	602
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,091
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	5,180	5,269
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,442
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	996
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,400	4,551
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,340
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,268
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,131
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	833
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	395
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	726
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,118
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	10,220	10,440
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	371
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	5,329
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	810
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,491
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,076
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,395	4,526

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,229
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,717
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,060
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	206
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	186
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	299
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	440
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	312
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	309
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	280
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	307
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	330
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	208
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	384
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	729
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	305
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	656
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	229
	New Jersey Educational Facilities Authority College & University Revenue VRDO	1.750%	12/7/22	3,800	3,800
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,014
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,535
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey GO	5.000%	6/1/24	5,000	5,169
	New Jersey GO	5.000%	6/1/25	5,000	5,273
	New Jersey GO	5.000%	6/1/26	5,000	5,373
	New Jersey GO	5.000%	6/1/27	5,000	5,469
	New Jersey GO	5.000%	6/1/28	5,000	5,549
	New Jersey GO	5.000%	6/1/29	2,000	2,248
	New Jersey GO	4.000%	6/1/30	3,000	3,160
	New Jersey GO	4.000%	6/1/31	15,000	15,887
	New Jersey GO	2.000%	6/1/32	3,400	2,895
	New Jersey GO	3.000%	6/1/32	11,150	10,618
	New Jersey GO	4.000%	6/1/32	3,000	3,173
	New Jersey GO	2.000%	6/1/33	1,500	1,244
	New Jersey GO	2.000%	6/1/34	2,500	2,009
	New Jersey GO	2.250%	6/1/34	2,785	2,333

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	2.000%	6/1/35	1,500	1,166
	New Jersey GO	2.000%	6/1/36	1,500	1,131
	New Jersey GO	2.000%	6/1/37	1,500	1,096
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	4,848
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,915
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,375
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,323
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	195
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,200
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,609
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,375
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,032
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,132
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,646
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,927
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	508
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,234
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	321
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,645
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,631
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,558
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,148
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,318
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,388
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	3,565
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,531
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,028
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	3,545

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	8,285	8,375
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,270	2,160
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,832
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,174
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,232
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,315
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,006
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,013
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	759
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,246
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,383
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,599
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,468
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	1,990
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,009
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,017
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,450
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,670	3,633
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,372
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,156
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,720
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	939
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,560	6,396
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,382
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,640
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	852
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,703
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,395	1,388
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	8,416

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,561
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,279
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,639
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,395	1,376
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,102
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,206
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	10,000	9,778
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,405	3,329
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,775	11,007
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,043
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,087
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	9,473
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	13,000	13,113
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,000	2,863
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,645
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	5,000	3,742
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,640	3,685
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	18,000	16,642
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	18,965	15,905
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	7,384
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,131
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	18,130	13,173
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	24,060	22,091
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,097
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,091
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	6,459
[3,6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.010%	12/1/22	2,660	2,660
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.650%	12/1/22	1,910	1,910
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	12/1/22	11,785	11,785

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.860%	12/1/22	4,305	4,305
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	12/7/22	9,650	9,650
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	70
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	8/15/23	5,800	5,875
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	540	549
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	724
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	828
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,672
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,252
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	860
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,073
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	3,085
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,945
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,595	6,343
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	6,825	6,481
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	3,000	3,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,429
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,559
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	820	619
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	1,000	724
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	749
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	6,000	6,071
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,024
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	820	634
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	685
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	892
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	1,955	1,365

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	3,565	3,605
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	727
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	624
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	747
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,006
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	660
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	16,000	16,319
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	655
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	18,170	17,865
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	693
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	1,960	1,317
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	3,080	2,931
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	13,000	13,495
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	449
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	633
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	673
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,141
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,620
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,895
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,289
New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	1,500	982
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,027
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	364
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,838
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,259
New Jersey Rutgers State University College & University Revenue VRDO	1.030%	12/1/22	48,575	48,575
New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,073
New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	14,439
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	250
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	3,918

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	148
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	660
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,328
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,306
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	6,943
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	845
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	3,687
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	606
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	284
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	3,885
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	11,105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,356
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	9,000	9,450
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	6,864
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	5,466
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,057
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,910	3,140
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	6,675
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,089
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	3,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,083

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	2,175	1,245
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	1,758
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,540	836
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	690	372
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,375	2,501
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	445
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	3,447
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,060
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,000
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,230	1,070
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	965
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,056
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	3,779
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	3,625	3,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	3,620	3,446
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,698
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,804
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	2,435	2,567
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/48	5,565	5,694
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/50	2,000	2,146

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	483
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	372
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,093
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,101
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	1,000	1,083
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	417
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,535	1,698
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,500	1,637
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,617
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,500	1,604
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	1,764
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,168
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	8,600	8,037
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	600	558
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,000	1,861
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,500	7,789
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	13,170	11,993
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	3,000	3,053
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,080
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	10,195	9,182
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,079
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,075
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,064
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,055
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	980
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	1,960
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,579
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,895
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	846

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	2,000	2,078
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	4,365	3,987
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	6,000	6,148
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	6,640	5,531
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	4,372
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,990	6,296
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,975	2,012
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	746
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	4,035	2,456
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,145
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	4,515
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	1,080	457
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	94
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	727
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	83
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,857
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	164
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	151
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,399
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	33
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,368
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,114
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	70	72
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	7,895
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,038
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	661
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,187
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,536
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	10,457
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	16,505	16,307
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,185	2,142
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,069
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	990
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	3,000	3,048
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,221
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,000	16,992
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,583
[3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.960%	12/1/22	3,040	3,040
[2]	Newark Board of Education GO	5.000%	7/15/31	500	562
[2]	Newark Board of Education GO	5.000%	7/15/32	500	560
[2]	Newark Board of Education GO	5.000%	7/15/33	520	580
[2]	Newark Board of Education GO	4.000%	7/15/35	500	504
[2]	Newark Board of Education GO	4.000%	7/15/36	475	477
[2]	Newark Board of Education GO	4.000%	7/15/37	450	451
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,117

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,263
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,387
[2]	Newark Board of Education GO	3.000%	7/15/41	2,355	1,831
[2]	Newark Board of Education GO	3.000%	7/15/42	2,300	1,753
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,692
	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,658
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,201
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,467
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	892
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	393
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,586
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,705
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,146
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,255
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,245
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,134
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,189
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,069
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,646
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	755
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	115
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	130
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	130
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	592
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,087
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,297
	Passaic County NJ GO	3.000%	5/1/32	540	520
	Passaic County NJ GO	3.000%	11/1/35	3,000	2,730
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,149
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,320
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,671
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	820
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	413
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,533
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	768
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	677
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	857
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,098

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,079
[2]	Salem County NJ GO	3.000%	6/15/33	270	254
	Salem County NJ GO	2.000%	6/15/36	1,680	1,252
	Salem County NJ GO	2.000%	6/15/37	1,835	1,335
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	1,910	1,942
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,487
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	217
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,236
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	547
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	463
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	545
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	543
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	770
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	542
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	539
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	9,620	9,781
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,042
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	1,975
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,750	1,818
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,439
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,815
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	1,967
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	8,659
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,706
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,607
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	10,259
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	2,980
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,300	5,522
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,917
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	845
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	741
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,046
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,029
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,260
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	914
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,705
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,466
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,165	2,262
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,566
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,601
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	3,905
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	2,962
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,850
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,750	3,868
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,000

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,049
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	2,919
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,115
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	18,205	17,835
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	3,660	3,537
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	14,250	14,351
Toms River Board of Education GO	3.000%	7/15/33	2,000	1,852
Toms River Township NJ GO	4.000%	6/1/38	1,190	1,208
Union City NJ GO	5.000%	11/1/23	1,060	1,079
Union County NJ GO	4.000%	3/1/32	3,000	3,204
Union Township NJ/Union County GO	1.000%	8/1/32	1,094	837
West Deptford Township NJ GO	3.000%	2/15/32	640	618
West Windsor-Plainsboro Regional School District GO	2.375%	8/1/36	3,325	2,591
				2,038,119
Delaware (1.1%)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	196
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	916
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	170	194
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	350	398
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	896
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	191
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	338
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	884
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	390
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	189
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	871
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	188
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	2,300	2,330
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,019
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	164
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	710
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	185
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	456
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	201
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	744
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	9,997
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	184
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	1,973
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	975
				24,589
Guam (0.3%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,051
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	184
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	115	99
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,160
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,384
				5,878

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York (3.1%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	925	994
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	4,908
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,079
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,158
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	4,850
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,315
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,074
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,014
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,002
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	4,567
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,142
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	933
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,408
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	3,915
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	11,520	10,971
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,129
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,193
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,651
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	4,625
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,299
					70,227
Pennsylvania (2.4%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,676
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,439
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	150
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,698
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,080
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	150
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	193
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,425
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	170
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	2,692
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	164
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	234
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	183
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	12,488

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,686
Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	1,913
Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,165
Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,081
Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,204
Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,761
				54,552
Puerto Rico (0.7%)
Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,512	2,546
Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,290	1,320
Commonwealth of Puerto Rico GO	5.625%	7/1/29	1,000	1,023
Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,501	1,539
Commonwealth of Puerto Rico GO	0.000%	7/1/33	657	360
Commonwealth of Puerto Rico GO	4.000%	7/1/35	288	245
Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	65
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	332	308
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,459	1,174
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,367	993
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	84
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,375	5,759
				15,416
Total Tax-Exempt Municipal Bonds (Cost $2,343,410)				2,208,781
Total Investments (98.3%) (Cost $2,343,410)				2,208,781
Other Assets and Liabilities—Net (1.7%)				38,080
Net Assets (100%)				2,246,861
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $15,817,000, representing 0.7% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $849,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	96	19,715	52

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2023	(89)	(12,129)	(108)
				(56)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,343,410)	2,208,781
Investment in Vanguard	82
Cash	62
Receivables for Investment Securities Sold	17,990
Receivables for Accrued Income	32,578
Receivables for Capital Shares Issued	2,001
Variation Margin Receivable—Futures Contracts	121
Other Assets	102
Total Assets	2,261,717
Liabilities
Payables for Investment Securities Purchased	11,398
Payables for Capital Shares Redeemed	1,732
Payables for Distributions	1,636
Payables to Vanguard	90
Total Liabilities	14,856
Net Assets	2,246,861
At November 30, 2022, net assets consisted of:

Paid-in Capital	2,397,239
Total Distributable Earnings (Loss)	(150,378)
Net Assets	2,246,861

Investor Shares—Net Assets
Applicable to 22,611,499 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	250,166
Net Asset Value Per Share—Investor Shares	$11.06

Admiral Shares—Net Assets
Applicable to 180,473,226 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,996,695
Net Asset Value Per Share—Admiral Shares	$11.06

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2022
($000)
Investment Income
Income
Interest	75,876
Total Income	75,876
Expenses
The Vanguard Group—Note B
Investment Advisory Services	133
Management and Administrative—Investor Shares	388
Management and Administrative—Admiral Shares	1,639
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—Admiral Shares	90
Custodian Fees	12
Auditing Fees	30
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—Admiral Shares	28
Trustees’ Fees and Expenses	1
Other Expenses	15
Total Expenses	2,380
Expenses Paid Indirectly	(6)
Net Expenses	2,374
Net Investment Income	73,502
Realized Net Gain (Loss)
Investment Securities Sold	(17,105)
Futures Contracts	2,445
Realized Net Gain (Loss)	(14,660)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(326,954)
Futures Contracts	151
Change in Unrealized Appreciation (Depreciation)	(326,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	(267,961)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,502	74,122
Realized Net Gain (Loss)	(14,660)	17,479
Change in Unrealized Appreciation (Depreciation)	(326,803)	19,476
Net Increase (Decrease) in Net Assets Resulting from Operations	(267,961)	111,077
Distributions
Investor Shares	(9,797)	(10,356)
Admiral Shares	(80,138)	(83,879)
Total Distributions	(89,935)	(94,235)
Capital Share Transactions
Investor Shares	(14,797)	22,395
Admiral Shares	(138,212)	169,771
Net Increase (Decrease) from Capital Share Transactions	(153,009)	192,166
Total Increase (Decrease)	(510,905)	209,008
Net Assets
Beginning of Period	2,757,766	2,548,758
End of Period	2,246,861	2,757,766

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.75	$12.66	$12.49	$11.78	$12.09
Investment Operations
Net Investment Income[1]	.345	.342	.375	.402	.419
Net Realized and Unrealized Gain (Loss) on Investments	(1.614)	.190	.242	.758	(.242)
Total from Investment Operations	(1.269)	.532	.617	1.160	.177
Distributions
Dividends from Net Investment Income	(.344)	(.342)	(.375)	(.403)	(.420)
Distributions from Realized Capital Gains	(.077)	(.100)	(.072)	(.047)	(.067)
Total Distributions	(.421)	(.442)	(.447)	(.450)	(.487)
Net Asset Value, End of Period	$11.06	$12.75	$12.66	$12.49	$11.78
Total Return[2]	-10.06%	4.26%	5.07%	10.00%	1.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$250	$305	$281	$290	$229
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.68%	3.04%	3.28%	3.53%
Portfolio Turnover Rate	38%	23%	31%	12%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.75	$12.66	$12.49	$11.78	$12.09
Investment Operations
Net Investment Income[1]	.354	.353	.385	.413	.429
Net Realized and Unrealized Gain (Loss) on Investments	(1.614)	.189	.242	.757	(.242)
Total from Investment Operations	(1.260)	.542	.627	1.170	.187
Distributions
Dividends from Net Investment Income	(.353)	(.352)	(.385)	(.413)	(.430)
Distributions from Realized Capital Gains	(.077)	(.100)	(.072)	(.047)	(.067)
Total Distributions	(.430)	(.452)	(.457)	(.460)	(.497)
Net Asset Value, End of Period	$11.06	$12.75	$12.66	$12.49	$11.78
Total Return[2]	-9.99%	4.34%	5.16%	10.09%	1.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,997	$2,453	$2,268	$2,208	$1,865
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.07%	2.76%	3.12%	3.36%	3.61%
Portfolio Turnover Rate	38%	23%	31%	12%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New Jersey Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2022, the fund had contributed to Vanguard capital in the amount of $82,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

New Jersey Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,208,781	—	2,208,781
Derivative Financial Instruments
Assets
Futures Contracts[1]	52	—	—	52
Liabilities
Futures Contracts[1]	108	—	—	108
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	1,676
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(14,997)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(135,427)

New Jersey Long-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	73,221	73,996
Ordinary Income*	3,915	1,092
Long-Term Capital Gains	12,799	19,147
Total	89,935	94,235
*	Includes short-term capital gains, if any.
As of November 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,344,208
Gross Unrealized Appreciation	17,433
Gross Unrealized Depreciation	(152,860)
Net Unrealized Appreciation (Depreciation)	(135,427)
F.	During the year ended November 30, 2022, the fund purchased $908,889,000 of investment securities and sold $1,064,145,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2022, such purchases were $128,815,000 and sales were $126,170,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	71,043	6,148	106,289	8,319
Issued in Lieu of Cash Distributions	8,234	707	8,740	686
Redeemed	(94,074)	(8,165)	(92,634)	(7,253)
Net Increase (Decrease)—Investor Shares	(14,797)	(1,310)	22,395	1,752

New Jersey Long-Term Tax-Exempt Fund
	Year Ended November 30,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	385,780	33,987	358,099	28,037
Issued in Lieu of Cash Distributions	57,256	4,911	60,083	4,717
Redeemed	(581,248)	(50,822)	(248,411)	(19,478)
Net Increase (Decrease)—Admiral Shares	(138,212)	(11,924)	169,771	13,276
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New Jersey Tax-Free Funds and Shareholders of Vanguard New Jersey Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2022, the related statement of operations for the year ended November 30, 2022, the statement of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2022 and the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $12,799,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg NJ Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The New Jersey Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the New Jersey Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the New Jersey Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg NJ Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the New Jersey Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the New Jersey Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg NJ Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New Jersey Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to New Jersey Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the New Jersey Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and
Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q140 012023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2022: $31,000
Fiscal Year Ended November 30, 2021: $31,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2022: $10,494,508
Fiscal Year Ended November 30, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2022: $2,757,764
Fiscal Year Ended November 30, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended November 30, 2022: $5,202,689
Fiscal Year Ended November 30, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended November 30, 2022: $298,000
Fiscal Year Ended November 30, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2022: $5,500,689
Fiscal Year Ended November 30, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.